Provisions	12 Months Ended
Dec. 31, 2017
Disclosure Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of other provisions [text block]
Note 23 Provisions

Provisions recorded in the consolidated statement of financial position are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Litigation	349,775	950,920	409,164	839,079
Others	-	289,469	-	484,441
Total	349,775	1,240,389	409,164	1,323,520

The changes in provisions are detailed as follows:

	Litigation (1)	Others	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2016	1,343,374	636,584	1,979,958
As of December 31, 2016
Incorporated	551,167	22,219	573,386
Used	(267,704)	(14,173)	(281,877)
Released	(124,336)	(67,271)	(191,607)
Conversion effect	(254,258)	(92,918)	(347,176)
As of December 31, 2016	1,248,243	484,441	1,732,684
As of December 31, 2017
Incorporated	1,028,505	14,386	1,042,891
Used	(652,280)	-	(652,280)
Released	(81,249)	(142,291)	(223,540)
Conversion effect	(242,524)	(67,067)	(309,591)
As of December 31, 2017	1,300,695	289,469	1,590,164

(1)	See Note 34.

The maturities of provisions at December 31, 2017, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	349,775	-	349,775
Between two and five years	445,941	289,469	735,410
Over five years	504,979	-	504,979
Total	1,300,695	289,469	1,590,164

The maturities of provisions at December 31, 2016, are detailed as follows:

	Litigation	Others	Total
	ThCh$	ThCh$	ThCh$
Less than one year	409,164	-	409,164
Between two and five years	423,863	484,441	908,304
Over five years	415,216	-	415,216
Total	1,248,243	484,441	1,732,684

Litigation

Significant litigation proceedings which the Company is exposed to at a consolidated level are detailed in Note 34.

Management believes that based on the development of such proceedings to date, the provisions established on a case by case basis are adequate to cover the possible adverse effects that could arise from these proceedings.